UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin International Low Volatility High Dividend Index ETF
LVHI | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin International Low Volatility High Dividend Index ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin International Low Volatility High Dividend Index ETF	$21	0.40%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$3,223,384,311
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	173
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Low Volatility High Dividend Index ETF	PAGE 1	LVHI-STSR-1125

Franklin U.S. Low Volatility High Dividend Index ETF
LVHD | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Low Volatility High Dividend Index ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin U.S. Low Volatility High Dividend Index ETF	$14	0.27%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$601,192,648
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	118
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Low Volatility High Dividend Index ETF	PAGE 1	LVHD-STSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Low Volatility High Dividend Index ETFs
Financial Statements and Other Important Information
Semi-Annual | September 30, 2025

Franklin International Low Volatility High Dividend Index ETF
Franklin U.S. Low Volatility High Dividend Index ETF

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
September 30, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 5.9%
Diversified Telecommunication Services — 3.7%
BT Group PLC	7,187,257	$18,495,379
Koninklijke KPN NV	1,978,868	9,502,973
NTT Inc.	41,708,158	43,689,285
Singapore Telecommunications Ltd.	5,475,500	17,540,967
Swisscom AG, Registered Shares	16,022	11,629,115
Telstra Group Ltd.	6,132,872	19,591,185
Total Diversified Telecommunication Services		120,448,904
Media — 0.5%
ITV PLC	3,091,953	3,327,953
Publicis Groupe SA	145,539	13,967,965
Total Media		17,295,918
Wireless Telecommunication Services — 1.7%
Freenet AG	98,858	3,161,826
Millicom International Cellular SA	186,514	9,053,390
Rogers Communications Inc., Class B Shares	594,729	20,478,271
SoftBank Corp.	14,158,230	20,870,411
Total Wireless Telecommunication Services		53,563,898

Total Communication Services		191,308,720
Consumer Discretionary — 5.5%
Automobile Components — 1.3%
Bridgestone Corp.	492,400	22,832,076
Cie Generale des Etablissements Michelin SCA	271,351	9,737,299
Toyo Tire Corp.	294,500	7,838,843
Total Automobile Components		40,408,218
Automobiles — 2.0%
Bayerische Motoren Werke AG	272,020	27,308,642
Isuzu Motors Ltd.	535,800	6,782,531
Mercedes-Benz Group AG	505,727	31,773,449
Total Automobiles		65,864,622
Broadline Retail — 0.4%
B&M European Value Retail SA	1,243,944	4,382,585
Canadian Tire Corp. Ltd., Class A Shares	68,257	8,127,165
Total Broadline Retail		12,509,750
Hotels, Restaurants & Leisure — 0.6%
Evolution AB	181,652	14,937,604 (a)
Genting Singapore Ltd.	8,316,700	4,741,525
Total Hotels, Restaurants & Leisure		19,679,129
Household Durables — 0.6%
Haseko Corp.	191,771	3,280,695
Sekisui House Ltd.	761,200	17,354,236
Total Household Durables		20,634,931
Specialty Retail — 0.6%
H & M Hennes & Mauritz AB, Class B Shares	599,554	11,171,794
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Kingfisher PLC	1,543,450	$6,414,384
Total Specialty Retail		17,586,178

Total Consumer Discretionary		176,682,828
Consumer Staples — 9.5%
Beverages — 1.6%
Diageo PLC	1,523,721	36,421,003
Kirin Holdings Co. Ltd.	705,857	10,359,516
Treasury Wine Estates Ltd.	1,111,222	5,206,789
Total Beverages		51,987,308
Consumer Staples Distribution & Retail — 1.6%
Endeavour Group Ltd.	968,293	2,329,502
J Sainsbury PLC	1,795,862	8,075,050
Tesco PLC	6,651,383	39,891,965
Total Consumer Staples Distribution & Retail		50,296,517
Food Products — 2.6%
MEIJI Holdings Co. Ltd	369,200	7,664,741
Mowi ASA	167,924	3,547,714
Nestle SA, Registered Shares	650,051	59,698,645
Orkla ASA	203,372	2,123,851
WH Group Ltd.	6,951,013	7,531,366 (a)
Wilmar International Ltd.	1,349,300	2,982,861
Total Food Products		83,549,178
Household Products — 1.4%
Essity AB, Class B Shares	244,206	6,382,264
Reckitt Benckiser Group PLC	525,172	40,426,997
Total Household Products		46,809,261
Personal Care Products — 1.5%
Unilever PLC	813,722	48,200,828
Tobacco — 0.8%
Imperial Brands PLC	586,053	24,915,797

Total Consumer Staples		305,758,889
Energy — 15.8%
Energy Equipment & Services — 0.2%
Tenaris SA	332,359	5,932,029
Oil, Gas & Consumable Fuels — 15.6%
Canadian Natural Resources Ltd.	2,638,743	84,392,744
Equinor ASA	642,139	15,664,438
Gaztransport Et Technigaz SA	14,704	2,722,888
Inpex Corp.	1,863,200	33,722,677
Keyera Corp.	284,236	9,537,860
Pembina Pipeline Corp.	899,181	36,364,033
Peyto Exploration & Development Corp.	300,308	3,913,026
Repsol SA	805,000	14,249,612
Santos Ltd.	2,504,540	11,171,019
Shell PLC	2,233,341	79,570,613
Suncor Energy Inc.	2,111,674	88,388,597
TC Energy Corp.	829,901	45,133,397
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
TotalEnergies SE	777,915	$47,283,831
Whitecap Resources Inc.	2,300,363	17,557,751
Woodside Energy Group Ltd.	805,333	12,291,905
Yancoal Australia Ltd.	765,624	2,689,312
Total Oil, Gas & Consumable Fuels		504,653,703

Total Energy		510,585,732
Financials — 24.6%
Banks — 16.8%
ABN AMRO Bank NV, CVA	674,822	21,606,965 (a)
ANZ Group Holdings Ltd.	1,419,529	31,243,732
Bank of Nova Scotia	968,907	62,664,899
BNP Paribas SA	538,124	48,895,445
BOC Hong Kong Holdings Ltd.	4,105,708	19,282,115
Canadian Imperial Bank of Commerce	741,075	59,231,674
Credit Agricole SA	976,974	19,193,639
DBS Group Holdings Ltd.	998,970	39,634,902
DNB Bank ASA	301,540	8,205,026
Hang Seng Bank Ltd.	414,020	6,305,765
Intesa Sanpaolo SpA	12,106,069	79,857,110
Mediobanca Banca di Credito Finanziario SpA	739,629	14,978,325
National Australia Bank Ltd.	885,233	25,902,284
Nordea Bank Abp	946,512	15,542,325
Oversea-Chinese Banking Corp. Ltd.	1,154,352	14,720,406
Skandinaviska Enskilda Banken AB, Class A Shares	345,591	6,757,417
Svenska Handelsbanken AB, Class A Shares	771,883	10,045,452
Swedbank AB, Class A Shares	330,229	9,943,632
United Overseas Bank Ltd.	754,215	20,230,185
Westpac Banking Corp.	1,066,222	27,537,709
Total Banks		541,779,007
Insurance — 7.8%
Ageas SA	43,202	2,989,904
Allianz SE, Registered Shares	188,501	79,160,083
ASR Nederland NV	93,019	6,315,202
AXA SA	911,461	43,524,102
Generali	665,536	26,126,790
NN Group NV	187,896	13,224,595
Poste Italiane SpA	412,346	9,782,191 (a)
Power Corp. of Canada	549,477	23,781,447
Swiss Life Holding AG, Registered Shares	11,852	12,745,015
Zurich Insurance Group AG	47,786	34,029,470
Total Insurance		251,678,799

Total Financials		793,457,806
Health Care — 7.9%
Pharmaceuticals — 7.9%
GSK PLC	2,721,164	57,679,721
Novartis AG, Registered Shares	641,487	80,721,018
Ono Pharmaceutical Co. Ltd.	671,600	7,744,421
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Roche Holding AG, Vienna Stock Exchange	198,730	$64,915,386
Sanofi SA	463,222	42,753,670

Total Health Care		253,814,216
Industrials — 11.3%
Air Freight & Logistics — 0.8%
Deutsche Post AG, Registered Shares	513,305	22,882,889
SG Holdings Co. Ltd.	402,200	4,164,024
Total Air Freight & Logistics		27,046,913
Construction & Engineering — 1.5%
Bouygues SA	184,453	8,305,184
COMSYS Holdings Corp.	104,400	2,609,205
Obayashi Corp.	478,500	7,869,970
Skanska AB, Class B Shares	106,246	2,755,250
Vinci SA	188,378	26,107,552
Total Construction & Engineering		47,647,161
Electrical Equipment — 0.1%
Signify NV	108,249	2,836,395 (a)
Ground Transportation — 0.4%
Aurizon Holdings Ltd.	2,090,860	4,420,439
ComfortDelGro Corp. Ltd.	2,527,100	2,842,301
MTR Corp. Ltd.	1,227,524	4,162,008
Total Ground Transportation		11,424,748
Industrial Conglomerates — 0.5%
CK Hutchison Holdings Ltd.	1,342,738	8,844,702
Keppel Ltd.	830,120	5,743,617
Total Industrial Conglomerates		14,588,319
Machinery — 2.0%
Amada Co. Ltd.	276,900	3,413,322
Daimler Truck Holding AG	255,926	10,530,975
Hitachi Construction Machinery Co. Ltd.	194,000	6,218,614
Komatsu Ltd.	595,000	20,788,841
SKF AB, Class B Shares	217,775	5,399,744
Volvo AB, Class B Shares	622,793	17,845,925
Total Machinery		64,197,421
Marine Transportation — 0.3%
Kuehne + Nagel International AG, Registered Shares	39,341	7,325,293
SITC International Holdings Co. Ltd.	706,160	2,719,211
Total Marine Transportation		10,044,504
Passenger Airlines — 0.2%
Singapore Airlines Ltd.	1,552,313	7,850,668
Professional Services — 0.2%
Persol Holdings Co. Ltd.	1,420,300	2,593,729
SGS SA, Registered Shares	51,342	5,322,300
Total Professional Services		7,916,029
Trading Companies & Distributors — 5.3%
Marubeni Corp.	1,184,000	29,647,100
Mitsubishi Corp.	2,845,300	68,028,265
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Mitsui & Co. Ltd.	1,715,600	$42,749,149
Sojitz Corp.	311,900	8,270,308
Sumitomo Corp.	738,200	21,433,467
Total Trading Companies & Distributors		170,128,289

Total Industrials		363,680,447
Materials — 6.3%
Chemicals — 0.8%
Asahi Kasei Corp.	1,054,200	8,312,394
Johnson Matthey PLC	183,162	4,956,295
Mitsubishi Gas Chemical Co. Inc.	212,200	3,796,855
Nissan Chemical Corp.	113,500	4,126,993
Tosoh Corp.	241,237	3,576,453
Total Chemicals		24,768,990
Containers & Packaging — 0.0%††
SIG Group AG	187,540	1,933,973
Metals & Mining — 5.5%
BHP Group Ltd.	2,032,418	57,287,276
Fortescue Ltd.	1,754,502	21,721,034
JFE Holdings Inc.	996,400	12,255,548
Kobe Steel Ltd.	621,300	7,355,812
Norsk Hydro ASA	862,797	5,845,485
Rio Tinto PLC	1,047,228	68,905,483
Yamato Kogyo Co. Ltd.	45,900	2,826,385
Total Metals & Mining		176,197,023

Total Materials		202,899,986
Real Estate — 2.2%
Diversified REITs — 0.3%
CapitaLand Integrated Commercial Trust	5,438,600	9,660,560
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	5,839	2,664,784
Industrial REITs — 0.5%
CapitaLand Ascendas REIT	3,613,966	7,821,102
Mapletree Industrial Trust	2,063,356	3,409,051
Mapletree Logistics Trust	4,230,200	4,101,575
Total Industrial REITs		15,331,728
Office REITs — 0.2%
Japan Real Estate Investment Corp.	3,373	2,843,474
Nippon Building Fund Inc.	4,456	4,209,040
Total Office REITs		7,052,514
Real Estate Management & Development — 0.8%
Daito Trust Construction Co. Ltd.	249,500	5,482,124
Daiwa House Industry Co. Ltd.	279,300	10,061,116
Sun Hung Kai Properties Ltd.	841,982	10,085,950
Total Real Estate Management & Development		25,629,190
Retail REITs — 0.3%
Japan Metropolitan Fund Invest	3,317	2,553,698
Klepierre SA	111,234	4,334,012
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Retail REITs — continued
	RioCan Real Estate Investment Trust	232,484	$3,166,287
Total Retail REITs			10,053,997

Total Real Estate			70,392,773
Utilities — 9.5%
Electric Utilities — 6.0%
	Chubu Electric Power Co. Inc.	502,300	7,001,283
	CLP Holdings Ltd.	907,027	7,513,481
	EDP SA	2,120,475	10,058,424
	Emera Inc.	367,973	17,658,155
	Endesa SA	113,322	3,623,104
	Enel SpA	5,258,035	49,833,309
	Fortis Inc.	559,643	28,392,410
	Iberdrola SA	1,043,157	19,740,059
	Origin Energy Ltd.	1,077,349	8,925,164
	Power Assets Holdings Ltd.	735,622	4,659,330
	Redeia Corp. SA	158,333	3,058,520
	SSE PLC	1,108,504	25,988,817
	Terna - Rete Elettrica Nazionale	809,707	8,218,246
Total Electric Utilities			194,670,302
Gas Utilities — 0.5%
	Italgas SpA	849,398	7,819,667
	Snam SpA	1,392,859	8,376,170
Total Gas Utilities			16,195,837
Independent Power and Renewable Electricity Producers — 0.1%
	Electric Power Development Co. Ltd.	143,100	2,688,364
Multi-Utilities — 2.9%
	A2A SpA	1,347,671	3,526,486
	E.ON SE	1,227,014	23,089,498
	Engie SA	1,124,295	24,115,715
	National Grid PLC	1,891,125	27,177,774
	Sembcorp Industries Ltd.	1,002,200	4,679,836
	Veolia Environnement SA	345,731	11,772,664
Total Multi-Utilities			94,361,973

Total Utilities			307,916,476
Total Common Stocks (Cost — $2,757,607,046)			3,176,497,873
	Rate
Preferred Stocks — 1.0%
Consumer Discretionary — 1.0%
Automobiles — 1.0%
Volkswagen AG (Cost — $29,746,171)	6.916%	282,820	30,559,561 (b)
Total Investments before Short-Term Investments (Cost — $2,787,353,217)			3,207,057,434

Short-Term Investments — 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $14,733,200)	3.999%	14,733,200	14,733,200 (c)
Total Investments — 100.0% (Cost — $2,802,086,417)			3,221,790,634
Other Assets in Excess of Liabilities — 0.0%††			1,593,677
Total Net Assets — 100.0%			$3,223,384,311

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

 Franklin International Low Volatility High Dividend Index ETF
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of September 30, 2025.
(c)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
REIT	—	Real Estate Investment Trust
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index	130	12/25	$18,120,329	$18,104,450	$(15,879)
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	745,909	CHF	590,208	State Street Global Markets, LLC	10/7/25	$3,446
USD	935,770	CHF	742,618	State Street Global Markets, LLC	10/7/25	1,580
USD	939,101	CHF	747,967	State Street Global Markets, LLC	10/7/25	(1,817)
USD	1,114,314	CHF	881,332	State Street Global Markets, LLC	10/7/25	5,626
USD	1,115,714	CHF	884,086	State Street Global Markets, LLC	10/7/25	3,562
USD	2,793,030	CHF	2,220,001	State Street Global Markets, LLC	10/7/25	339
USD	276,293,966	CHF	222,093,655	State Street Global Markets, LLC	10/7/25	(3,092,809)
USD	2,228,800	EUR	1,894,507	State Street Global Markets, LLC	10/7/25	1,745
USD	2,801,162	EUR	2,383,692	State Street Global Markets, LLC	10/7/25	(946)
USD	2,817,103	EUR	2,400,734	State Street Global Markets, LLC	10/7/25	(5,039)
USD	3,334,492	EUR	2,829,029	State Street Global Markets, LLC	10/7/25	8,875
USD	3,343,214	EUR	2,837,732	State Street Global Markets, LLC	10/7/25	7,367
USD	8,369,509	EUR	7,125,570	State Street Global Markets, LLC	10/7/25	(6,832)
USD	830,356,132	EUR	712,382,095	State Street Global Markets, LLC	10/7/25	(7,072,435)
USD	1,279,927	GBP	945,518	State Street Global Markets, LLC	10/7/25	6,971
USD	1,600,489	GBP	1,189,715	State Street Global Markets, LLC	10/7/25	(1,231)
USD	1,609,373	GBP	1,198,209	State Street Global Markets, LLC	10/7/25	(3,783)
USD	1,911,606	GBP	1,416,385	State Street Global Markets, LLC	10/7/25	4,718
USD	1,913,703	GBP	1,411,915	State Street Global Markets, LLC	10/7/25	12,833
USD	4,819,470	GBP	3,556,109	State Street Global Markets, LLC	10/7/25	31,860
USD	476,667,106	GBP	354,946,930	State Street Global Markets, LLC	10/7/25	(1,199,996)
USD	90,203	NOK	901,739	State Street Global Markets, LLC	10/7/25	(176)
USD	114,058	NOK	1,134,493	State Street Global Markets, LLC	10/7/25	351
USD	114,509	NOK	1,142,644	State Street Global Markets, LLC	10/7/25	(15)
USD	135,859	NOK	1,350,636	State Street Global Markets, LLC	10/7/25	488
USD	136,211	NOK	1,346,148	State Street Global Markets, LLC	10/7/25	1,290
USD	343,080	NOK	3,391,057	State Street Global Markets, LLC	10/7/25	3,202
USD	33,649,034	NOK	340,449,894	State Street Global Markets, LLC	10/7/25	(473,421)
USD	216,278	SEK	2,023,246	State Street Global Markets, LLC	10/7/25	1,051
USD	270,955	SEK	2,545,730	State Street Global Markets, LLC	10/7/25	147
USD	272,357	SEK	2,563,919	State Street Global Markets, LLC	10/7/25	(385)
USD	323,105	SEK	3,021,327	State Street Global Markets, LLC	10/7/25	1,705
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin International Low Volatility High Dividend Index ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	323,437	SEK	3,030,759	State Street Global Markets, LLC	10/7/25	$1,033
USD	818,449	SEK	7,609,313	State Street Global Markets, LLC	10/7/25	8,991
USD	80,494,744	SEK	762,424,722	State Street Global Markets, LLC	10/7/25	(609,896)
USD	591,442	AUD	897,854	UBS Securities LLC	10/7/25	(3,674)
USD	744,738	AUD	1,129,665	UBS Securities LLC	10/7/25	(4,028)
USD	748,634	AUD	1,137,760	UBS Securities LLC	10/7/25	(5,498)
USD	886,525	AUD	1,344,909	UBS Securities LLC	10/7/25	(4,909)
USD	886,825	AUD	1,340,654	UBS Securities LLC	10/7/25	(1,789)
USD	2,239,011	AUD	3,376,627	UBS Securities LLC	10/7/25	911
USD	220,383,373	AUD	338,547,168	UBS Securities LLC	10/7/25	(4,012,883)
USD	1,283,236	CAD	1,771,509	UBS Securities LLC	10/7/25	9,581
USD	1,605,584	CAD	2,228,804	UBS Securities LLC	10/7/25	3,149
USD	1,614,155	CAD	2,244,607	UBS Securities LLC	10/7/25	359
USD	1,918,209	CAD	2,645,507	UBS Securities LLC	10/7/25	16,179
USD	1,922,872	CAD	2,653,635	UBS Securities LLC	10/7/25	14,999
USD	4,819,223	CAD	6,662,533	UBS Securities LLC	10/7/25	29,088
USD	482,305,756	CAD	666,647,356	UBS Securities LLC	10/7/25	3,008,865
USD	1,236,150	JPY	182,114,045	UBS Securities LLC	10/7/25	2,024
USD	1,542,480	JPY	229,133,081	UBS Securities LLC	10/7/25	(10,278)
USD	1,554,719	JPY	230,770,213	UBS Securities LLC	10/7/25	(9,134)
USD	1,840,265	JPY	271,963,732	UBS Securities LLC	10/7/25	(2,742)
USD	1,847,319	JPY	272,798,514	UBS Securities LLC	10/7/25	(1,346)
USD	4,658,789	JPY	684,923,569	UBS Securities LLC	10/7/25	17,292
USD	461,510,123	JPY	68,435,720,908	UBS Securities LLC	10/7/25	(2,255,831)
USD	384,442	SGD	492,472	Wells Fargo Securities LLC	10/7/25	2,216
USD	481,314	SGD	619,629	Wells Fargo Securities LLC	10/7/25	398
USD	484,057	SGD	624,051	Wells Fargo Securities LLC	10/7/25	(291)
USD	573,955	SGD	735,429	Wells Fargo Securities LLC	10/7/25	3,162
USD	575,516	SGD	737,693	Wells Fargo Securities LLC	10/7/25	2,966
USD	1,448,420	SGD	1,852,182	Wells Fargo Securities LLC	10/7/25	10,875
USD	143,728,012	SGD	185,050,678	Wells Fargo Securities LLC	10/7/25	103,559
USD	928,241	CHF	737,922	State Street Global Markets, LLC	10/8/25	(162)
USD	2,784,697	EUR	2,368,453	State Street Global Markets, LLC	10/8/25	322
USD	1,598,619	GBP	1,182,059	State Street Global Markets, LLC	10/8/25	7,198
USD	112,332	NOK	1,127,324	State Street Global Markets, LLC	10/8/25	(658)
USD	270,509	SEK	2,529,351	State Street Global Markets, LLC	10/8/25	1,425
USD	736,343	AUD	1,122,485	UBS Securities LLC	10/8/25	(7,675)
USD	1,603,565	CAD	2,214,629	UBS Securities LLC	10/8/25	11,238
USD	1,552,758	JPY	227,659,005	UBS Securities LLC	10/8/25	9,810
USD	183,795	HKD	1,430,850	Wells Fargo Securities LLC	10/8/25	(146)
USD	229,665	HKD	1,788,764	Wells Fargo Securities LLC	10/8/25	(287)
USD	231,427	HKD	1,800,263	Wells Fargo Securities LLC	10/8/25	(4)
USD	232,989	HKD	1,813,122	Wells Fargo Securities LLC	10/8/25	(95)
USD	274,836	HKD	2,136,753	Wells Fargo Securities LLC	10/8/25	148
USD	275,828	HKD	2,143,307	Wells Fargo Securities LLC	10/8/25	298
USD	691,427	HKD	5,381,431	Wells Fargo Securities LLC	10/8/25	(376)
USD	68,916,793	HKD	537,147,064	Wells Fargo Securities LLC	10/8/25	(135,452)
USD	480,599	SGD	615,662	Wells Fargo Securities LLC	10/8/25	2,721
Net unrealized depreciation on open forward foreign currency contracts						$(15,560,076)

Abbreviation(s) used in this table:
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

 Franklin International Low Volatility High Dividend Index ETF
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Summary of Investments by Country#
Canada	15.8%
Japan	14.9
United States	12.2
Australia	9.3
United Kingdom	9.2
France	8.1
Germany	7.1
Italy	6.5
Singapore	4.4
Sweden	2.6
Switzerland	2.3
Netherlands	1.6
Spain	1.2
Hong Kong	1.2
Norway	1.1
China	0.8
Finland	0.5
Portugal	0.3
Guatemala	0.3
Belgium	0.1
Short-Term Investments	0.5
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of September 30, 2025, and are subject to change.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 3.4%
Diversified Telecommunication Services — 2.5%
Verizon Communications Inc.	345,342	$15,177,781
Media — 0.9%
Omnicom Group Inc.	65,335	5,326,763

Total Communication Services		20,504,544
Consumer Discretionary — 6.4%
Hotels, Restaurants & Leisure — 4.1%
Darden Restaurants Inc.	48,325	9,199,147
McDonald’s Corp.	49,624	15,080,237
Total Hotels, Restaurants & Leisure		24,279,384
Specialty Retail — 2.3%
Home Depot Inc.	34,388	13,933,674

Total Consumer Discretionary		38,213,058
Consumer Staples — 20.8%
Beverages — 4.1%
Coca-Cola Co.	213,916	14,186,909
Keurig Dr Pepper Inc.	403,156	10,284,510
Total Beverages		24,471,419
Consumer Staples Distribution & Retail — 1.7%
Sysco Corp.	121,995	10,045,068
Food Products — 10.2%
Flowers Foods Inc.	102,278	1,334,728
General Mills Inc.	232,866	11,741,104
Hershey Co.	62,479	11,686,697
Hormel Foods Corp.	131,390	3,250,588
Kellanova	112,763	9,248,821
Kraft Heinz Co.	427,533	11,132,959
Mondelez International Inc., Class A Shares	213,172	13,316,855
Total Food Products		61,711,752
Household Products — 2.0%
Kimberly-Clark Corp.	90,452	11,246,802
Reynolds Consumer Products Inc.	29,796	729,108
Total Household Products		11,975,910
Tobacco — 2.8%
Altria Group Inc.	247,523	16,351,371
Universal Corp.	6,205	346,673
Total Tobacco		16,698,044

Total Consumer Staples		124,902,193
Energy — 5.7%
Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	105,088	16,319,116
Diamondback Energy Inc.	36,613	5,239,320
DT Midstream Inc.	24,906	2,815,872
International Seaways Inc.	26,998	1,244,068
ONEOK Inc.	118,928	8,678,176

Total Energy		34,296,552
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 8.7%
Banks — 5.7%
Bank of Hawaii Corp.	11,963	$785,251
Community Financial System Inc.	10,368	607,980
CVB Financial Corp.	32,874	621,647
First Commonwealth Financial Corp.	20,160	343,728
First Financial Bancorp	14,073	355,343
First Hawaiian Inc.	29,263	726,600
First Interstate BancSystem Inc., Class A Shares	29,191	930,317
First Merchants Corp.	10,225	385,483
Fulton Financial Corp.	48,802	909,181
NBT Bancorp Inc.	8,080	337,421
Northwest Bancshares Inc.	31,855	394,683
PNC Financial Services Group Inc.	56,744	11,401,572
Preferred Bank	3,485	315,009
Provident Financial Services Inc.	26,825	517,186
United Bankshares Inc.	22,551	839,123
US Bancorp	301,932	14,592,374
Total Banks		34,062,898
Capital Markets — 1.6%
Federated Hermes Inc.	23,038	1,196,363
T. Rowe Price Group Inc.	82,905	8,509,369
Total Capital Markets		9,705,732
Financial Services — 0.4%
Western Union Co.	329,582	2,633,360
Insurance — 1.0%
American Financial Group Inc.	12,908	1,880,954
CNA Financial Corp.	19,468	904,483
Fidelity National Financial Inc.	49,216	2,977,076
Total Insurance		5,762,513
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Ladder Capital Corp.	30,038	327,715

Total Financials		52,492,218
Health Care — 5.6%
Health Care Equipment & Supplies — 2.7%
Medtronic PLC	171,505	16,334,136
Pharmaceuticals — 2.9%
Johnson & Johnson	92,439	17,140,040

Total Health Care		33,474,176
Industrials — 5.9%
Aerospace & Defense — 2.6%
Lockheed Martin Corp.	30,986	15,468,521
Machinery — 1.1%
Snap-on Inc.	19,201	6,653,723
Marine Transportation — 0.1%
Global Ship Lease Inc., Class A Shares	15,100	463,570
Professional Services — 1.8%
Paychex Inc.	88,744	11,249,189
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co. Inc., Class A Shares	18,968	$1,747,712

Total Industrials		35,582,715
Information Technology — 2.6%
Communications Equipment — 2.6%
Cisco Systems Inc.	228,827	15,656,343

Materials — 1.0%
Containers & Packaging — 1.0%
Packaging Corp. of America	26,470	5,768,607

Real Estate — 14.5%
Diversified REITs — 1.2%
Alexander & Baldwin Inc.	19,131	347,993
American Assets Trust Inc.	17,891	363,545
Broadstone Net Lease Inc.	53,203	950,738
Essential Properties Realty Trust Inc.	77,662	2,311,221
WP Carey Inc.	49,349	3,334,512
Total Diversified REITs		7,308,009
Health Care REITs — 1.3%
CareTrust REIT Inc.	70,402	2,441,541
Healthpeak Properties Inc.	213,844	4,095,113
LTC Properties Inc.	13,933	513,570
National Health Investors Inc.	9,934	789,753
Total Health Care REITs		7,839,977
Hotel & Resort REITs — 1.5%
Apple Hospitality REIT Inc.	121,686	1,461,449
Host Hotels & Resorts Inc.	332,046	5,651,423
Park Hotels & Resorts Inc.	163,563	1,812,278
Total Hotel & Resort REITs		8,925,150
Industrial REITs — 1.1%
EastGroup Properties Inc.	20,651	3,495,388
LXP Industrial Trust	78,135	700,089
STAG Industrial Inc.	63,868	2,253,902
Total Industrial REITs		6,449,379
Office REITs — 0.4%
COPT Defense Properties	36,628	1,064,410
Easterly Government Properties Inc.	22,957	526,404
Highwoods Properties Inc.	34,217	1,088,785
Total Office REITs		2,679,599
Residential REITs — 2.3%
Equity Residential	72,591	4,698,815
Essex Property Trust Inc.	16,127	4,316,553
Mid-America Apartment Communities Inc.	36,882	5,153,522
Total Residential REITs		14,168,890
Retail REITs — 3.6%
Agree Realty Corp.	45,776	3,251,927
Brixmor Property Group Inc.	93,534	2,589,021
Federal Realty Investment Trust	32,841	3,327,122
Getty Realty Corp.	16,329	438,107
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Retail REITs — continued
Kimco Realty Corp.	186,599	$4,077,188
NNN REIT Inc.	56,408	2,401,288
Phillips Edison & Co. Inc.	28,694	985,065
Regency Centers Corp.	43,854	3,196,957
Tanger Inc.	36,642	1,239,965
Total Retail REITs		21,506,640
Specialized REITs — 3.1%
CubeSmart	72,429	2,944,963
EPR Properties	30,486	1,768,493
Four Corners Property Trust Inc.	28,119	686,104
Gaming and Leisure Properties Inc.	64,270	2,995,625
National Storage Affiliates Trust	27,080	818,357
VICI Properties Inc.	284,357	9,272,882
Total Specialized REITs		18,486,424

Total Real Estate		87,364,068
Utilities — 24.5%
Electric Utilities — 16.3%
ALLETE Inc.	18,887	1,254,097
Alliant Energy Corp.	70,900	4,779,369
American Electric Power Co. Inc.	128,502	14,456,475
Duke Energy Corp.	118,296	14,639,130
Entergy Corp.	115,249	10,740,054
Evergy Inc.	94,022	7,147,553
Exelon Corp.	249,935	11,249,574
OGE Energy Corp.	47,472	2,196,529
Pinnacle West Capital Corp.	44,334	3,974,987
Portland General Electric Co.	49,628	2,183,632
Southern Co.	157,616	14,937,268
Xcel Energy Inc.	128,265	10,344,572
Total Electric Utilities		97,903,240
Gas Utilities — 0.7%
New Jersey Resources Corp.	24,130	1,161,859
Northwest Natural Holding Co.	10,876	488,659
ONE Gas Inc.	17,204	1,392,492
Spire Inc.	17,942	1,462,632
Total Gas Utilities		4,505,642
Multi-Utilities — 7.0%
Ameren Corp.	62,174	6,489,722
Avista Corp.	27,969	1,057,508
Black Hills Corp.	21,689	1,335,826
Consolidated Edison Inc.	80,104	8,052,054
DTE Energy Co.	53,875	7,619,541
NiSource Inc.	152,090	6,585,497
Northwestern Energy Group Inc.	18,513	1,085,047
WEC Energy Group Inc.	86,990	9,968,184
Total Multi-Utilities		42,193,379
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Water Utilities — 0.5%
Essential Utilities Inc.		67,959	$2,711,564

Total Utilities			147,313,825
Total Investments before Short-Term Investments (Cost — $542,322,734)			595,568,299
	Rate
Short-Term Investments — 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,668,371)	3.999%	3,668,371	3,668,371 (a)
Total Investments — 99.7% (Cost — $545,991,105)			599,236,670
Other Assets in Excess of Liabilities — 0.3%			1,955,978
Total Net Assets — 100.0%			$601,192,648

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	10	12/25	$3,344,994	$3,369,375	$24,381
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
September 30, 2025

	Franklin International Low Volatility High Dividend Index ETF	Franklin U.S. Low Volatility High Dividend Index ETF
Assets:
Investments, at value (Cost — $2,802,086,417 and $545,991,105, respectively)	$3,221,790,634	$599,236,670
Foreign currency, at value (Cost — $3,015,143 and $0, respectively)	2,978,613	—
Dividends receivable	14,574,680	1,865,899
Unrealized appreciation on forward foreign currency contracts	3,365,963	—
Receivable for securities sold	2,910,146	—
Deposits with brokers for open futures contracts	628,077	197,565
European Union tax reclaims receivable (Note 1)	75,528	—
Receivable from brokers — net variation margin on open futures contracts	—	24,381
Total Assets	3,246,323,641	601,324,515
Liabilities:
Unrealized depreciation on forward foreign currency contracts	18,926,039	—
Payable for securities purchased	2,917,662	—
Investment management fee payable	1,034,806	131,867
European Union tax reclaims contingency fees payable (Note 1)	18,882	—
Payable to brokers — net variation margin on open futures contracts	15,879	—
Other payables	26,062	—
Total Liabilities	22,939,330	131,867
Total Net Assets	$3,223,384,311	$601,192,648
Net Assets:
Par value (Note 5)	$930	$146
Paid-in capital	2,862,439,301	742,909,727
Total distributable earnings (loss)	360,944,080	(141,717,225)
Total Net Assets	$3,223,384,311	$601,192,648
Shares Outstanding	93,000,000	14,550,000
Net Asset Value	$34.66	$41.32
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended September 30, 2025

	Franklin International Low Volatility High Dividend Index ETF	Franklin U.S. Low Volatility High Dividend Index ETF
Investment Income:
Dividends	$85,725,084	$11,022,986
European Union tax reclaims (Note 1)	1,205	—
Less: Foreign taxes withheld	(7,122,456)	(29,727)
Total Investment Income	78,603,833	10,993,259
Expenses:
Investment management fee (Note 2)	5,555,168	772,145
European Union tax reclaims contingency fees (Note 1)	301	—
Total Expenses	5,555,469	772,145
Net Investment Income	73,048,364	10,221,114
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	27,012,917	4,496,987
Futures contracts	2,354,501	322,583
Forward foreign currency contracts	(85,574,388)	—
Foreign currency transactions	342,783	—
Net Realized Gain (Loss)	(55,864,187)	4,819,570
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	298,001,460	(14,026)
Futures contracts	605,797	55,519
Forward foreign currency contracts	(24,687,287)	—
Foreign currencies	346,224	—
Change in Net Unrealized Appreciation (Depreciation)	274,266,194	41,493
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	218,402,007	4,861,063
Increase in Net Assets From Operations	$291,450,371	$15,082,177
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Statements of Changes in Net Assets
Franklin International Low Volatility High Dividend Index ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$73,048,364	$59,608,598
Net realized gain (loss)	(55,864,187)	70,695,680
Change in net unrealized appreciation (depreciation)	274,266,194	50,371,450
Increase in Net Assets From Operations	291,450,371	180,675,728
Distributions to Shareholders From (Note 1):
Total distributable earnings	(73,780,032)	(68,563,801)
Decrease in Net Assets From Distributions to Shareholders	(73,780,032)	(68,563,801)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (24,000,000 and 47,040,000 shares issued, respectively)	790,063,532	1,471,107,824
Cost of shares repurchased (3,420,000 and 3,180,000 shares repurchased, respectively)	(114,969,790)	(99,795,801)
Increase in Net Assets From Fund Share Transactions	675,093,742	1,371,312,023
Increase in Net Assets	892,764,081	1,483,423,950
Net Assets:
Beginning of period	2,330,620,230	847,196,280
End of period	$3,223,384,311	$2,330,620,230
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin U.S. Low Volatility High Dividend Index ETF

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$10,221,114	$20,144,066
Net realized gain (loss)	4,819,570	(17,568,887)
Change in net unrealized appreciation (depreciation)	41,493	79,131,680
Increase in Net Assets From Operations	15,082,177	81,706,859
Distributions to Shareholders From (Note 1):
Total distributable earnings	(8,255,000)	(23,243,543)
Decrease in Net Assets From Distributions to Shareholders	(8,255,000)	(23,243,543)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,750,000 and 500,000 shares issued, respectively)	109,235,611	19,933,264
Cost of shares repurchased (1,600,000 and 4,950,000 shares repurchased, respectively)	(63,727,472)	(187,366,883)
Increase (Decrease) in Net Assets From Fund Share Transactions	45,508,139	(167,433,619)
Increase (Decrease) in Net Assets	52,335,316	(108,970,303)
Net Assets:
Beginning of period	548,857,332	657,827,635
End of period	$601,192,648	$548,857,332
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Financial Highlights
Franklin International Low Volatility High Dividend Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]
Net asset value, beginning of period	$32.18	$29.66	$26.81	$27.06	$25.83	$21.25	$27.15
Income (loss) from operations:
Net investment income	0.87	1.39	1.32	1.25	0.41	1.13	1.00
Net realized and unrealized gain (loss)	2.48	2.73	3.70	0.50	1.12	4.78	(5.47)
Total income (loss) from operations	3.35	4.12	5.02	1.75	1.53	5.91	(4.47)
Less distributions from:
Net investment income	(0.87)	(1.14)	(1.50)	(1.06)	(0.30)	(1.33)	(1.13)
Net realized gains	—	(0.46)	(0.67)	(0.94)	—	—	(0.30)
Total distributions	(0.87)	(1.60)	(2.17)	(2.00)	(0.30)	(1.33)	(1.43)
Net asset value, end of period	$34.66	$32.18	$29.66	$26.81	$27.06	$25.83	$21.25
Total return, based on NAV[5]	10.55%	14.27%	19.68%	6.90%	5.98%	28.28%	(17.20)%
Net assets, end of period (000s)	$3,223,384	$2,330,620	$847,196	$366,795	$102,291	$80,576	$53,552
Ratios to average net assets:
Gross expenses	0.40%[6,7]	0.40%[6]	0.40%[6]	0.41%[8]	0.40%[7]	0.40%	0.40%
Net expenses	0.40 [6,7]	0.40 [6]	0.40 [6]	0.41 [8]	0.40 [7]	0.40	0.40
Net investment income	5.26 [7]	4.53	4.81	4.81	3.75 [7]	4.51	4.28
Portfolio turnover rate[9]	21%	93%	64%	78%	24%	54%	96%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period November 1, 2021 through March 31, 2022.
[4]	For the year ended October 31.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]
Expense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the six months ended September 30, 2025 and the years ended March 31, 2024 and 2025.

[7]	Annualized.
[8]
Expense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.40% and 0.40%, respectively, for the year ended March 31, 2023.

[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Financial Highlights (cont’d)
Franklin U.S. Low Volatility High Dividend Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]
Net asset value, beginning of period	$40.96	$36.85	$37.30	$39.65	$37.31	$29.36	$33.77
Income (loss) from operations:
Net investment income	0.72	1.36	1.42	1.33	0.43	0.99	1.13
Net realized and unrealized gain (loss)	0.22	4.30	(0.49)	(2.46)	2.45	8.01	(4.45)
Total income (loss) from operations	0.94	5.66	0.93	(1.13)	2.88	9.00	(3.32)
Less distributions from:
Net investment income	(0.58)	(1.55)	(1.38)	(1.22)	(0.54)	(1.05)	(1.09)
Total distributions	(0.58)	(1.55)	(1.38)	(1.22)	(0.54)	(1.05)	(1.09)
Net asset value, end of period	$41.32	$40.96	$36.85	$37.30	$39.65	$37.31	$29.36
Total return, based on NAV[5]	2.33%	15.76%	2.66%	(2.85)%	7.76%	31.07%	(9.90)%
Net assets, end of period (millions)	$601	$549	$658	$1,123	$728	$743	$671
Ratios to average net assets:
Gross expenses	0.27%[6]	0.27%	0.27%	0.27%	0.27%[6]	0.27%	0.27%
Net expenses	0.27 [6]	0.27	0.27	0.27	0.27 [6]	0.27	0.27
Net investment income	3.58 [6]	3.53	3.96	3.54	2.71 [6]	2.84	3.69
Portfolio turnover rate[7]	19%	49%	65%	52%	14%	52%	48%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period November 1, 2021 through March 31, 2022.
[4]	For the year ended October 31.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF seek to track the investment results of the Franklin International Low Volatility High Dividend Hedged Index and Franklin Low Volatility High Dividend Index, respectively (together, the “Indices”). The Franklin International Low Volatility High Dividend Hedged Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The Franklin Low Volatility High Dividend Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Indices are based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Funds’ subadviser.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
International Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$3,176,497,873	—	—	$3,176,497,873
Preferred Stocks	30,559,561	—	—	30,559,561
Total Long-Term Investments	3,207,057,434	—	—	3,207,057,434
Short-Term Investments†	14,733,200	—	—	14,733,200
Total Investments	$3,221,790,634	—	—	$3,221,790,634
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,365,963	—	$3,365,963
Total	$3,221,790,634	$3,365,963	—	$3,225,156,597

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$15,879	—	—	$15,879
Forward Foreign Currency Contracts††	—	$18,926,039	—	18,926,039
Total	$15,879	$18,926,039	—	$18,941,918

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$595,568,299	—	—	$595,568,299
Short-Term Investments†	3,668,371	—	—	3,668,371
Total Investments	$599,236,670	—	—	$599,236,670
Other Financial Instruments:
Futures Contracts††	$24,381	—	—	$24,381
Total	$599,261,051	—	—	$599,261,051

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Funds use futures contracts generally to gain or manage exposure to certain asset classes, sectors, or markets or for cash management purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Funds’ net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

As of September 30, 2025, International Low Volatility High Dividend Index ETF held forward foreign currency contracts with credit related contingent features which had a liability position of $18,926,039. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after International Low Volatility High Dividend Index ETF determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(i) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
As a result of several court cases, in certain countries across the European Union, International Low Volatility High Dividend Index ETF filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingency fees in the Statements of operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by International Low Volatility High Dividend Index ETF, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager. Franklin Advisers is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Funds’ Board, FTFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.
Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
International Low Volatility High Dividend Index ETF	0.40%
U.S. Low Volatility High Dividend Index ETF	0.27%
As compensation for its subadvisory services, FTFA as to each Fund pays Franklin Advisers 90% of the investment management fee paid by the Fund to FTFA, net of (i) all fees and expenses incurred by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. FTFA as to each Fund pays Western Asset monthly a fee of 0.02% of the portion of each Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
International Low Volatility High Dividend Index ETF	$644,221,368	$569,330,919
U.S. Low Volatility High Dividend Index ETF	110,027,424	106,631,741
During the six months ended September 30, 2025, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized Gain (Loss)*
International Low Volatility High Dividend Index ETF	$639,008,680	$115,200,807	$33,252,506
U.S. Low Volatility High Dividend Index ETF	109,250,953	64,416,784	12,903,408

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	International Low Volatility High Dividend Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,829,717,046	$442,207,157	$(50,133,569)	$392,073,588
Futures contracts	—	—	(15,879)	(15,879)
Forward foreign currency contracts	—	3,365,963	(18,926,039)	(15,560,076)

	U.S. Low Volatility High Dividend Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$548,205,618	$68,690,067	$(17,659,015)	$51,031,052
Futures contracts	—	24,381	—	24,381
4. Derivative instruments and hedging activities
International Low Volatility High Dividend Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$3,365,963

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	—	$15,879	$15,879
Forward foreign currency contracts	$18,926,039	—	18,926,039
Total	$18,926,039	$15,879	$18,941,918

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$2,354,501	$2,354,501
Forward foreign currency contracts	$(85,574,388)	—	(85,574,388)
Total	$(85,574,388)	$2,354,501	$(83,219,887)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$605,797	$605,797
Forward foreign currency contracts	$(24,687,287)	—	(24,687,287)
Total	$(24,687,287)	$605,797	$(24,081,490)

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$18,395,046
Forward foreign currency contracts (to buy)†	510,214
Forward foreign currency contracts (to sell)	2,743,088,289

*	Based on the average of the market values at each month-end during the period.
†	At September 30, 2025, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of September 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
State Street Global Markets, LLC	$116,125	$(12,469,601)	$(12,353,476)	—	$(12,353,476)
UBS Securities LLC	3,123,495	(6,319,787)	(3,196,292)	—	(3,196,292)
Wells Fargo Securities LLC	126,343	(136,651)	(10,308)	—	(10,308)
Total	$3,365,963	$(18,926,039)	$(15,560,076)	—	$(15,560,076)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
U.S. Low Volatility High Dividend Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2025.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$24,381

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$322,583

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$55,519

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$3,214,136

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 60,000 and 50,000 shares of International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF, respectively, constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Deferred capital losses
As of March 31, 2025, U.S. Low Volatility High Dividend Index ETF had deferred capital losses of $202,874,033, which have no expiration date, that will be available to offset future taxable capital gains.
7. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
8. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Funds within the Funds’ investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Low Volatility High Dividend Index ETFs 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Franklin Low Volatility High Dividend Index ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited)
LEGG MASON ETF INVESTMENT TRUST
Franklin International Low Volatility High Dividend Index ETF
Franklin U.S. Low Volatility High Dividend Index ETF
(each a Fund)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of the Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Templeton Fund Adviser, LLC (FTFA) and the Trust, on behalf of each Fund; and (ii) the investment sub-advisory agreement between FTFA and Franklin Advisers, Inc. (FAV), an affiliate of FTFA, on behalf of each Fund; and (iii) the investment sub-advisory agreement between FTFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of FTFA, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for each Fund were considered at the same Board meeting, the Board considered the information provided to it about each Fund together and with respect to each Fund separately as the Board deemed appropriate. FTFA, FAV and Western Asset LLC are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:  (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund, as well as each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its

Franklin Low Volatility High Dividend Index ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund for various time periods ended December 31, 2024. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.  The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of each Fund’s performance results is below.
Franklin International Low Volatility High Dividend Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional international large-cap value funds and exchange-traded funds. The Fund commenced operations on July 27, 2016, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board further noted that for the one-year period ended December 31, 2024, the Fund’s tracking error was within the tolerance anticipated for the Fund.  The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Low Volatility High Dividend Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional multi-cap value funds and exchange-traded funds. The Fund commenced operations on December 28, 2015, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board also noted that, although below median, the Fund’s annualized total return for the one- and five-year periods was 10.05% and 6.04%, respectively. The Board also noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board further noted that for the one-year period ended December 31, 2024, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board discussed the Fund’s relative underperformance with management and management explained that, unlike the Fund’s Performance Universe peers which implement strategies that tend to emphasize traditional value characteristics, the Fund has an orientation towards equity securities with relatively high yield and low price and earnings volatility which tend to underperform in high-growth, momentum-driven market rallies which occurred, at times, over the reporting periods. Management discussed with the Board management’s conviction in the Fund’s investment strategies, noting that it did not anticipate making changes to the Fund’s investment process at this time and that its defensive characteristics could lead to outperformance during periods of rising volatility. The Board concluded that the Fund’s Management Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual

Franklin Low Volatility High Dividend Index ETFs

management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
Franklin International Low Volatility High Dividend Index ETF - The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund, which is currently classified as an international large-cap value fund, seven international equity income funds, one international multi-cap value fund, and two international multi-cap core funds. The Board noted that the Management Rate and actual total expense ratio was above the medians of its Expense Group. The Board further noted that the Fund has a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement FTFA pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee (Unified Fee Arrangement). The Board discussed the above median Management Rate and actual total expense ratio with management and management explained that both were in the third quintile of the Fund’s Expense Group. Management further explained that the Fund employs a multifaceted strategy (e.g., seeks income while prioritizing lower volatility) which has higher operational costs than one that focuses solely on one facet of the Fund’s strategy. The Board also noted that each of FAV and Western Asset LLC is paid by FTFA out of the Unified Fee FTFA receives from the Fund and that the allocation of the fee between FTFA and each of FAV and Western Asset LLC reflected the services provided by each Manager to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of FAV and Western Asset LLC are reasonable.
Franklin U.S. Low Volatility High Dividend Index ETF - The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund and nine other multi-cap value funds. The Board noted that the Management Rate and actual total expense ratio were below the medians of its Expense Group. The Board further noted that the Fund has a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement FTFA pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee (Unified Fee Arrangement). The Board also noted that each of FAV and Western Asset LLC is paid by FTFA out of the Unified Fee FTFA receives from the Fund and that the allocation of the fee between FTFA and each of FAV and Western Asset LLC reflected the services provided by each Manager to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of FAV and Western Asset LLC are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2024 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run,

Franklin Low Volatility High Dividend Index ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FTFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for FTFA and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board also noted management’s representation that the Franklin International Low Volatility High Dividend Index ETF and the Franklin U.S. Low Volatility High Dividend Index ETF had net assets of $1.46 billion and $533 million, respectively, as of December 31, 2024, and experienced a profit for the fiscal year ended September 30, 2024. The Board concluded that to the extent economies of scale may be realized by the Managers and their affiliates, each Fund’s management fee structure provided a sharing of benefits with a Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

Franklin Low Volatility High Dividend Index ETFs

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Franklin
Low Volatility High Dividend Index ETFs
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin Low Volatility High Dividend Index ETFs
Franklin International Low Volatility High Dividend Index ETF
Franklin U.S. Low Volatility High Dividend Index ETF
The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
Franklin Low Volatility High Dividend Index ETFs
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at (800) DIAL BEN/342-5236.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin International Low Volatility High Dividend Index ETF and Franklin U.S. Low Volatility High Dividend Index ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice
Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
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•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
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Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

ETF Index Disclaimers
Franklin International Low Volatility High Dividend Index ETF
The MSCI World ex-US IMI Index (the “MSCI Index”) was used by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the Franklin International Low Volatility High Dividend Hedged Index (the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the Underlying Index or Franklin International Low Volatility High Dividend Index ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the Underlying Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the Underlying Index or the Fund.
The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or the Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.
Franklin Advisers does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Franklin Advisers shall not have any liability for any errors, omissions or interruptions therein. Franklin Advisers makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. Franklin Advisers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or  use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Franklin Advisers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Franklin U.S. Low Volatility High Dividend Index ETF
Solactive AG does not sponsor, promote, sell or support in any manner the Franklin Low Volatility High Dividend Index ETF (the “Fund”). Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive US Broad Market Index (the “Solactive Index” or the “Underlying Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.
Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Fund’s Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Fund’s Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.
Franklin Advisers, Inc. (“Franklin Advisers”) does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Franklin Advisers shall not have any liability for any errors, omissions or interruptions therein. Franklin Advisers makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. Franklin Advisers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Franklin Advisers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

LMETF-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 28, 2025

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 28, 2025